Black-Scholes Option-Pricing Model Assumptions used to Estimate Fair Value of Each Warrant and Option Grant (Detail)	3 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Summary Of Significant Accounting Policies [Line Items]
Risk-free interest rate, minimum	1.65%	[1]			0.30%	[1]	0.40%	[1]	1.30%	[1]
Risk-free interest rate, maximum	1.96%	[1]			0.80%	[1]	1.90%	[1]	2.90%	[1]
Risk-free interest rate			0.00%	[1]
Expected volatility, minimum					67.00%		78.00%		103.00%
Expected volatility, maximum					102.00%		105.00%		104.00%
Expected volatility	99.00%		0.00%
Dividend yield	0.00%		0.00%
Expected life			0 years	[1]
Maximum
Summary Of Significant Accounting Policies [Line Items]
Expected life	10 years	[2]			10 years	[3]	10 years	[3]	10 years	[3]
Minimum
Summary Of Significant Accounting Policies [Line Items]
Expected life	5 years 6 months	[2]			2 years 6 months	[3]	2 years 6 months	[3]	5 years	[3]

[1]	Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the option term.
[2]	Expected life for time based stock options was estimated using the “simplified” method, as allowed under the provisions of the Securities and Exchange Commission Staff Accounting Bulletin No.110. Expected life for performance based stock options was the actual term of the option.
[3]	Expected life for employee based stock options was estimated using the “simplified” method, as allowed under the provisions of the Securities and Exchange Commission Staff Accounting Bulletin No. 110.